ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC - Purchase price allocation (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Fair value of Software Product Earn Out Shares		$ 10,963,000
Fair value of Earn Out Shares		31,347,000
Amortization of intangibles	$ 337,911	$ 791,375	$ 1,362,446
ATLASCLEAR, INC
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Total Purchase Price			44,400,000
Fair value of Software Product Earn Out Shares			10,963,000
Fair value of Earn Out Shares			31,347,000
Purchase price allocated to Contribution Agreement			86,710,000
Total Developed Technology acquired			18,163,044
Transaction cost			68,546,956
Amortization of intangibles			(317,231)
Carrying balance of Technology acquired written off			17,845,813
Total loss on AtlasClear technology acquired			86,392,769
ATLASCLEAR, INC | SURFACExchange
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Total Developed Technology acquired			381,461
ATLASCLEAR, INC | Bond Quantum
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Total Developed Technology acquired			32,284
ATLASCLEAR, INC | Atlas
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Total Developed Technology acquired			7,749,299
ATLASCLEAR, INC | Rubicon
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Total Developed Technology acquired			$ 10,000,000